Income Per Class A Unit (Parentheticals) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Per Class A Unit [Abstract]
Weighted average Class A unit equivalents of excluded dilutive securities due to anti-dilutive effect	116	818	2,796